Guarantor/Non-guarantor Subsidiary Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor Non-guarantor Subsidiary Financial Information [Abstract]
Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Current Year

Condensed consolidated balance sheets

	March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	168	268	—	439
Restricted cash	13	—	2	—	15
Accounts receivable, net	532	—	243	—	775
Inventories	699	—	236	—	935
Deferred income taxes	135	—	20	—	155
Prepaid expenses	22	—	28	—	50

Total current assets	1,404	168	797	—	2,369
Property, plant and equipment, net	243	66	775	—	1,084
Cable and satellite television distribution rights, net	—	589	133	—	722
Goodwill	4,169	—	1,010	—	5,179
Other intangible assets, net	1,245	2,049	167	—	3,461
Other noncurrent assets	16	—	67	—	83
Investments in subsidiaries	3,599	1,750	—	(5,349)	—

Total assets	$10,676	4,622	2,949	(5,349)	12,898

Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	9	—	11
Accounts payable-trade	210	—	212	—	422
Accrued liabilities	264	95	395	—	754
Intercompany accounts (receivable) payable	(368)	(315)	683	—	—

Total current liabilities	108	(220)	1,299	—	1,187
Long-term portion of debt and capital lease obligations	3,527	—	58	—	3,585
Deferred compensation	10	—	1	—	11
Deferred income taxes	423	952	(8)	—	1,367
Other long-term liabilities	136	—	22	—	158

Total liabilities	4,204	732	1,372	—	6,308

Equity:
QVC, Inc. shareholder's equity	6,472	3,890	1,459	(5,349)	6,472
Noncontrolling interest	—	—	118	—	118

Total equity	6,472	3,890	1,577	(5,349)	6,590

Total liabilities and equity	$10,676	4,622	2,949	(5,349)	12,898

Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Guarantor Non-guarantor Subsidiary Financial Information, Balance Sheets, Prior Year
Condensed consolidated balance sheets

December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$75	165	300	—	540
Restricted cash	13	—	2	—	15
Accounts receivable, net	747	—	308	—	1,055
Inventories	691	—	218	—	909
Deferred income taxes	131	—	20	—	151
Prepaid expenses	19	—	34	—	53
Total current assets	1,676	165	882	—	2,723
Property, plant and equipment, net	247	67	817	—	1,131
Cable and satellite television distribution rights, net	—	618	146	—	764
Goodwill	4,169	—	1,065	—	5,234
Other intangible assets, net	1,280	2,049	180	—	3,509
Other noncurrent assets	14	—	63	—	77
Investments in subsidiaries	3,789	1,838	—	(5,627)	—
Total assets	$11,175	4,737	3,153	(5,627)	13,438
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	10	—	12
Accounts payable-trade	324	—	242	—	566
Accrued liabilities	402	106	447	—	955
Intercompany accounts (receivable) payable	(226)	(411)	637	—	—
Total current liabilities	502	(305)	1,336	—	1,533
Long-term portion of debt and capital lease obligations	3,404	—	61	—	3,465
Deferred compensation	11	—	1	—	12
Deferred income taxes	431	964	15	—	1,410
Other long-term liabilities	137	17	30	—	184
Total liabilities	4,485	676	1,443	—	6,604
Equity:
QVC, Inc. shareholder's equity	6,690	4,061	1,566	(5,627)	6,690
Noncontrolling interest	—	—	144	—	144
Total equity	6,690	4,061	1,710	(5,627)	6,834
Total liabilities and equity	$11,175	4,737	3,153	(5,627)	13,438

Condensed consolidated balance sheets

December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Assets
Current assets:
Cash and cash equivalents	$3	223	334	—	560
Restricted cash	15	—	—	—	15
Accounts receivable, net	721	—	299	—	1,020
Inventories	693	—	213	—	906
Deferred income taxes	116	—	22	—	138
Prepaid expenses	27	—	27	—	54
Total current assets	1,575	223	895	—	2,693
Property, plant and equipment, net	247	66	771	—	1,084
Cable and satellite television distribution rights, net	—	724	181	—	905
Goodwill	4,169	—	1,070	—	5,239
Other intangible assets, net	1,443	2,049	132	—	3,624
Other noncurrent assets	13	—	12	—	25
Investments in subsidiaries	3,884	1,168	—	(5,052)	—
Total assets	$11,331	4,230	3,061	(5,052)	13,570
Liabilities and equity
Current liabilities:
Current portion of debt and capital lease obligations	$2	—	8	—	10
Accounts payable-trade	257	—	234	—	491
Accrued liabilities	348	69	400	—	817
Intercompany accounts (receivable) payable	(300)	(307)	607	—	—
Total current liabilities	307	(238)	1,249	—	1,318
Long-term portion of debt and capital lease obligations	2,435	—	45	—	2,480
Deferred compensation	11	—	—	—	11
Deferred income taxes	489	1,002	43	—	1,534
Other long-term liabilities	199	1	8	—	208
Total liabilities	3,441	765	1,345	—	5,551
Equity:
QVC, Inc. shareholder's equity	7,890	3,465	1,587	(5,052)	7,890
Noncontrolling interest	—	—	129	—	129
Total equity	7,890	3,465	1,716	(5,052)	8,019
Total liabilities and equity	$11,331	4,230	3,061	(5,052)	13,570

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Current Year
Condensed consolidated statements of operations

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,368	183	654	(231)	1,974
Cost of goods sold	854	25	434	(61)	1,252
Gross profit	514	158	220	(170)	722
Operating expenses:
Operating	45	46	82	—	173
Selling, general and administrative, including stock-based compensation	235	—	90	(170)	155
Depreciation	10	1	19	—	30
Amortization of intangible assets	51	34	19	—	104
Intercompany management expense (income)	17	(4)	(13)	—	—
	358	77	197	(170)	462
Operating income	156	81	23	—	260
Other income (expense):
Equity in earnings of investee	—	—	1	—	1
Gain on financial instruments	12	—	—	—	12
Interest expense	(62)	—	(1)	—	(63)
Foreign currency (loss) gain	(1)	(1)	1	—	(1)
Loss on extinguishment of debt	(41)	—	—	—	(41)
Intercompany interest (expense) income	(3)	12	(9)	—	—
	(95)	11	(8)	—	(92)
Income before income taxes	61	92	15	—	168
Income tax expense	(10)	(28)	(24)	—	(62)
Equity in earnings of subsidiaries, net of tax	55	16	—	(71)	—
Net income (loss)	106	80	(9)	(71)	106
Less net income attributable to the noncontrolling interest	(12)	—	(12)	12	(12)
Net income (loss) attributable to QVC, Inc. shareholder	$94	80	(21)	(59)	94

Condensed consolidated statements of operations

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,884	819	2,847	(1,034)	8,516
Cost of goods sold	3,713	116	1,872	(282)	5,419
Gross profit	2,171	703	975	(752)	3,097
Operating expenses:
Operating	173	206	336	—	715
Selling, general and administrative, including stock based compensation	1,002	1	337	(752)	588
Depreciation	35	4	87	—	126
Amortization of intangible assets	204	130	66	—	400
Intercompany management expense (income)	60	(14)	(46)	—	—
	1,474	327	780	(752)	1,829
Operating income	697	376	195	—	1,268
Other income (expense):
Loss on investments	—	—	(4)	—	(4)
Gain on financial instruments	48	—	—	—	48
Interest expense	(233)	—	(2)	—	(235)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(10)	4	8	—	2
Intercompany interest (expense) income	(13)	51	(38)	—	—
	(208)	55	(34)	—	(187)
Income before income taxes	489	431	161	—	1,081
Income tax expense	(116)	(141)	(137)	—	(394)
Equity in earnings of subsidiaries, net of tax	251	93	—	(344)	—
Net income (loss)	624	383	24	(344)	687
Less net income attributable to the noncontrolling interest	—	—	(63)	—	(63)
Net income (loss) attributable to QVC, Inc. shareholder	$624	383	(39)	(344)	624

Guarantor Non-guarantor Subsidiary Financial Information, Statements of Operations, Prior Year
Condensed consolidated statements of operations

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$1,310	172	672	(222)	1,932
Cost of goods sold	822	28	439	(59)	1,230
Gross profit	488	144	233	(163)	702
Operating expenses:
Operating	42	44	89	—	175
Selling, general and administrative, including stock-based compensation	224	1	80	(163)	142
Depreciation	9	1	21	—	31
Amortization of intangible assets	48	32	16	—	96
Intercompany management (income) expense	(4)	3	1	—	—
	319	81	207	(163)	444
Operating income	169	63	26	—	258
Other income (expense):
Gain on financial instruments	11	—	—	—	11
Interest expense	(55)	—	—	—	(55)
Interest income	—	—	1	—	1
Foreign currency (loss) gain	(2)	4	4	—	6
Intercompany interest (expense) income	(3)	13	(10)	—	—
	(49)	17	(5)	—	(37)
Income before income taxes	120	80	21	—	221
Income tax expense	(34)	(25)	(23)	—	(82)
Equity in earnings of subsidiaries, net of tax	53	12	—	(65)	—
Net income (loss)	139	67	(2)	(65)	139
Less net income attributable to the noncontrolling interest	(14)	—	(14)	14	(14)
Net income (loss) attributable to QVC, Inc. shareholder	$125	67	(16)	(51)	125

Condensed consolidated statements of operations

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,684	790	2,789	(995)	8,268
Cost of goods sold	3,580	120	1,833	(255)	5,278
Gross profit	2,104	670	956	(740)	2,990
Operating expenses:
Operating	191	201	352	—	744
Selling, general and administrative, including stock based compensation	947	—	328	(740)	535
Depreciation	36	4	95	—	135
Amortization of intangible assets	242	133	64	—	439
Intercompany management expense (income)	89	(27)	(62)	—	—
	1,505	311	777	(740)	1,853
Operating income	599	359	179	—	1,137
Other income (expense):
Loss on investments	—	—	(2)	—	(2)
Gain on financial instruments	50	—	—	—	50
Interest expense	(230)	—	(1)	—	(231)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(3)	(2)	3	—	(2)
Intercompany interest (expense) income	(9)	53	(44)	—	—
	(192)	51	(42)	—	(183)
Income before income taxes	407	410	137	—	954
Income tax expense	(110)	(124)	(108)	—	(342)
Equity in earnings of subsidiaries, net of tax	263	70	—	(333)	—
Net income (loss)	560	356	29	(333)	612
Less net income attributable to the noncontrolling interest	—	—	(52)	—	(52)
Net income (loss) attributable to QVC, Inc. shareholder	$560	356	(23)	(333)	560

Condensed consolidated statements of operations

Year ended December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net revenue	$5,480	783	2,529	(979)	7,813
Cost of goods sold	3,478	121	1,663	(254)	5,008
Gross profit	2,002	662	866	(725)	2,805
Operating expenses:
Operating	185	202	314	—	701
Selling, general and administrative, including stock based compensation	887	1	286	(725)	449
Depreciation	37	5	86	—	128
Amortization of intangible assets	197	135	63	—	395
Intercompany management expense (income)	105	(33)	(72)	—	—
	1,411	310	677	(725)	1,673
Operating income	591	352	189	—	1,132
Other income (expense):
(Loss) gain on investments	(27)	—	132	—	105
Gain on financial instruments	40	—	—	—	40
Interest expense	(414)	—	(1)	—	(415)
Interest income	—	—	2	—	2
Foreign currency (loss) gain	(6)	(9)	7	—	(8)
Other expense	(22)	—	(1)	—	(23)
Intercompany interest (expense) income	(6)	51	(45)	—	—
	(435)	42	94	—	(299)
Income before income taxes	156	394	283	—	833
Income tax expense	(9)	(122)	(151)	—	(282)
Equity in earnings of subsidiaries, net of tax	357	78	—	(435)	—
Net income (loss)	504	350	132	(435)	551
Less net income attributable to the noncontrolling interest	—	—	(47)	—	(47)
Net income (loss) attributable to QVC, Inc. shareholder	$504	350	85	(435)	504

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Current Year

Condensed consolidated statements of comprehensive income (loss)

	Three months ended March 31, 2013
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$106	80	(9)	(71)	106
Foreign currency translation adjustments	(91)	—	(91)	91	(91)

Total comprehensive income (loss)	15	80	(100)	20	15
Comprehensive loss (income) attributable to noncontrolling interest	1	—	1	(1)	1

Comprehensive income (loss) attributable to QVC, Inc. shareholder	16	80	(99)	19	16

Consolidated statements of comprehensive income (loss)

December 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$624	383	24	(344)	687
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(27)	—	(27)
Total comprehensive income (loss)	624	383	(3)	(344)	660
Comprehensive income attributable to noncontrolling interest	—	—	(44)	—	(44)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	624	383	(47)	(344)	616

Guarantor Non-guarantor Subsidiary Financial Information, Comprehensive Income (Loss), Prior Year

Condensed consolidated statements of comprehensive income (loss)

	Three months ended March 31, 2012
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$139	67	(2)	(65)	139
Foreign currency translation adjustments	13	—	13	(13)	13

Total comprehensive income (loss)	152	67	11	(78)	152
Comprehensive loss (income) attributable to noncontrolling interest	(4)	—	(4)	4	(4)

Comprehensive income (loss) attributable to QVC, Inc. shareholder	148	67	7	(74)	148

Consolidated statements of comprehensive income (loss)

December 31, 2011
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$560	356	29	(333)	612
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(10)	—	(10)
Total comprehensive income (loss)	560	356	19	(333)	602
Comprehensive income attributable to noncontrolling interest	—	—	(57)	—	(57)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	560	356	(38)	(333)	545

Consolidated statements of comprehensive income (loss)

December 31, 2010
(in millions)	Subsidiary issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Net income (loss)	$504	350	132	(435)	551
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	—	(39)	—	(39)
Cash flow hedging derivatives	46	—	—	—	46
Unrealized loss on investment	(77)	—	—	—	(77)
Total other comprehensive loss	(31)	—	(39)	—	(70)
Total comprehensive income (loss)	473	350	93	(435)	481
Comprehensive income attributable to noncontrolling interest	—	—	(62)	—	(62)
Comprehensive income (loss) attributable to QVC, Inc. shareholder	473	350	31	(435)	419

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Current Year
Condensed consolidated statements of cash flows

Three months ended March 31, 2013
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by (used in) operating activities	101	77	(3)	—	175
Investing activities:
Capital expenditures, net	(8)	—	(25)	—	(33)
Expenditures for cable and satellite television distribution rights	—	(24)	(1)	—	(25)
Changes in other noncurrent assets and liabilities	(3)	2	(3)	—	(4)
Intercompany investing activities	245	104	—	(349)	—
Net cash provided by (used in) investing activities	234	82	(29)	(349)	(62)
Financing activities:
Principal payments of debt and capital lease obligations	(1,167)	—	(1)	—	(1,168)
Principal borrowings of debt from senior secured credit facility	240	—	—	—	240
Proceeds from issuance of senior secured notes	1,050	—	—	—	1,050
Payment of debt origination fees	(14)	—	—	—	(14)
Payment of bond premium fees	(33)	—	—	—	(33)
Other financing activities	4	—	—	—	4
Dividends paid to Liberty, net	(244)	—	—	—	(244)
Dividends paid to noncontrolling interest	—	—	(25)	—	(25)
Net short-term intercompany debt (repayments) borrowings	(142)	96	46	—	—
Intercompany financing activities	(101)	(252)	4	349	—
Net cash (used in) provided by financing activities	(407)	(156)	24	349	(190)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(24)	—	(24)
Net (decrease) increase in cash and cash equivalents	(72)	3	(32)	—	(101)
Cash and cash equivalents, beginning of year	75	165	300	—	540
Cash and cash equivalents, end of year	3	168	268	—	439

Condensed consolidated statements of cash flows

Year ended December 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	618	413	175	—	1,206
Investing activities:
Capital expenditures, net	(69)	(5)	(172)	—	(246)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for joint ventures and acquisitions of businesses, net of cash received	—	—	(95)	—	(95)
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	(14)	(1)	12	—	(3)
Intercompany investing activities	346	217	—	(563)	—
Net cash provided by (used in) investing activities	265	210	(256)	(563)	(344)
Financing activities:
Principal payments of debt and capital lease obligations	(1,237)	—	(9)	—	(1,246)
Principal borrowings of debt	1,717	—	—	—	1,717
Proceeds from issuance of senior secured notes	500	—	—	—	500
Payment of debt origination fees	(7)	—	—	—	(7)
Other financing activities	20	—	—	—	20
Dividends paid to Liberty, net	(1,817)	—	—	—	(1,817)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt borrowings (repayments)	74	(104)	30	—	—
Intercompany financing activities	(61)	(577)	75	563	—
Net cash (used in) provided by financing activities	(811)	(681)	67	563	(862)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(20)	—	(20)
Net increase (decrease) in cash and cash equivalents	72	(58)	(34)	—	(20)
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	75	165	300	—	540

Guarantor Non-guarantor Subsidiary Financial Information, Schedule of Cash Flows, Prior Year
Condensed consolidated statements of cash flows

Three months ended March 31, 2012
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	264	83	54	—	401
Investing activities:
Capital expenditures, net	(7)	(1)	(37)	—	(45)
Expenditures for cable and satellite television distribution rights	—	(1)	(1)	—	(2)
Cash paid for acquisitions of businesses, net of cash received	—	—	(16)	—	(16)
Changes in other noncurrent assets and liabilities	2	(1)	(1)	—	—
Intercompany investing activities	135	121	—	(256)	—
Net cash provided by (used in) investing activities	130	118	(55)	(256)	(63)
Financing activities:
Principal payments of debt and capital lease obligations	(315)	—	(4)	—	(319)
Principal borrowings of debt from senior secured credit facility	275	—	—	—	275
Dividends paid to Liberty, net	(238)	—	—	—	(238)
Dividends paid to noncontrolling interest	—	—	(29)	—	(29)
Net short-term intercompany debt (repayments) borrowings	(89)	28	61	—	—
Intercompany financing activities	—	(235)	(21)	256	—
Net cash (used in) provided by financing activities	(367)	(207)	7	256	(311)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(9)	—	(9)
Net increase (decrease) in cash and cash equivalents	27	(6)	(3)	—	18
Cash and cash equivalents, beginning of year	3	223	334	—	560
Cash and cash equivalents, end of year	30	217	331	—	578

Condensed consolidated statements of cash flows

Year ended December 31, 2011
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	Combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	328	380	110	—	818
Investing activities:
Capital expenditures, net	(87)	(8)	(164)	—	(259)
Expenditures for cable and satellite television distribution rights	—	(2)	—	—	(2)
Decrease in restricted cash	1	—	—	—	1
Changes in other noncurrent assets and liabilities	12	—	(8)	—	4
Intercompany investing activities	382	190	—	(572)	—
Net cash provided by (used in) investing activities	308	180	(172)	(572)	(256)
Financing activities:
Principal payments of debt and capital lease obligations	(825)	—	(12)	—	(837)
Principal borrowings of debt	465	—	—	—	465
Dividends paid to Liberty, net	(205)	—	—	—	(205)
Dividends paid to noncontrolling interest	—	—	(50)	—	(50)
Net short-term intercompany debt (repayments) borrowings	(83)	93	(10)	—	—
Intercompany financing activities	(29)	(590)	47	572	—
Net cash (used in) provided by financing activities	(677)	(497)	(25)	572	(627)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	4	—	4
Net (decrease) increase in cash and cash equivalents	(41)	63	(83)	—	(61)
Cash and cash equivalents, beginning of year	44	160	417	—	621
Cash and cash equivalents, end of year	3	223	334	—	560
Condensed consolidated statements of cash flows

Year ended December 31, 2010
(in millions)	Parent issuer- QVC, Inc.	Combined subsidiary guarantors	combined non-guarantor subsidiaries	Eliminations	Consolidated- QVC, Inc. and subsidiaries
Operating activities:
Net cash provided by operating activities	773	371	60	—	1,204
Investing activities:
Capital expenditures, net	(25)	(1)	(194)	—	(220)
Expenditures for cable and satellite television distribution rights	—	(2)	(2)	—	(4)
Proceeds from joint ventures and equity investees	—	—	220	—	220
Decrease in restricted cash	2	—	—	—	2
Changes in other noncurrent assets and liabilities	1	—	(8)	—	(7)
Intercompany investing activities	380	324	—	(704)	—
Net cash provided by (used in) investing activities	358	321	16	(704)	(9)
Financing activities:
Principal payments of debt and capital lease obligations	(4,131)	—	(11)	—	(4,142)
Principal borrowings of debt	1,905	—	—	—	1,905
Proceeds from issuance of senior secured notes	1,000	—	—	—	1,000
Payment of debt origination fees	(27)	—	—	—	(27)
Dividends paid to Liberty, net	(9)	—	—	—	(9)
Dividends paid to noncontrolling interest	—	—	(63)	—	(63)
Net short-term intercompany debt borrowings (repayments)	97	14	(111)	—	—
Intercompany financing activities	—	(739)	35	704	—
Net cash (used in) provided by financing activities	(1,165)	(725)	(150)	704	(1,336)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	14	—	14
Net decrease in cash and cash equivalents	(34)	(33)	(60)	—	(127)
Cash and cash equivalents, beginning of year	78	193	477	—	748
Cash and cash equivalents, end of year	44	160	417	—	621